Restructuring Charges (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2013	Dec. 30, 2012
Schedule of restructuring charges accrued

The following table summarizes total restructuring charges accrued as of September 29, 2013.

Description	Balance, December 30, 2012	Expense	Payments	Balance, September 29, 2013
Facility shutdowns	$2,796	$—	$(1,030)	$1,766
Contract termination and other fees	5,833	—	(5,833)	—
Employee severance	1,851	—	(1,407)	444

Total	$10,480	$—	$(8,270)	$2,210

The following table summarizes total restructuring charges accrued as of December 30, 2012.

Description	Balance, December 26, 2010	Expense	Other increases	Payments	Balance, December 25, 2011
Facility shutdowns	$1,851	$523	$—	$(1,173)	$1,201
Employee severance	6,096	1,710	—	(4,931)	2,875

Total	$7,947	$2,233	$—	$(6,104)	$4,076

Description	Balance, December 25, 2011	Expense	Other increases		Payments	Balance, December 30, 2012
Facility shutdowns	$1,201	$958	$776	(1)	$(139)	$2,796
Contract termination and other fees	—	6,483	—		(650)	5,833
Employee severance	2,875	2,687	—		(3,711)	1,851

Total	$4,076	$10,128	$776		$(4,500)	$10,480

(1)	Consists of asset retirement obligations primarily at the Millsboro, Delaware plant.